Lease Liabilities (Tables)	12 Months Ended
Jun. 30, 2025
Lease Liabilities [Abstract]
Schedule of Carrying Amount of Right-of-Use Assets Presented Within Property, Plant and Equipment

Carrying amount of right-of-use assets presented within property, plant and equipment

	Leasehold premises	Plant and machinery	Total	Total
	RM	RM	RM	USD
At July 1, 2023	1,493,912	2,505,777	3,999,689	950,406
Addition	-	-	-	-
Depreciation	(458,923)	(348,515)	(807,438)	(191,863)
At June 30, 2024	1,034,989	2,157,262	3,192,251	758,543
Addition	863,305	-	863,305	205,139
Written off	(347,814)	-	(347,814)	(82,648)
Depreciation	(469,835)	(348,516)	(818,351)	(194,457)
At June 30, 2025	1,080,645	1,808,746	2,889,391	686,577

Schedule of Lease Liabilities and the Movement

The carrying amount of lease liabilities and the movement during the financial year are disclosed elsewhere in the financial statements, and the maturity analysis of lease liabilities is disclosed in Note 22.

	June 30, 2024	June 30, 2025	June 30, 2025
	RM	RM	USD
Current	1,228,069	886,595	210,673
Non-current	1,104,051	695,284	165,213
	2,332,120	1,581,879	375,886

Schedule of Amounts Recognized in Profit or Loss

Amounts recognized in profit or loss

	June 30, 2023	June 30, 2024	June 30, 2025	June 30, 2025
	RM	RM	RM	USD
Depreciation of right-of-use assets	964,722	807,438	818,352	194,457
Interest expense on lease liabilities (Note 15)	210,365	182,280	114,732	27,263
Short-term lease expenses (Note 18)	397,636	62,689	64,807	15,399
	1,572,723	1,052,407	997,891	237,119